Supplier Accounts Receivable and Other Current Liabilities - Schedule of Other Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Supplier Accounts And Other Current Liabilities [abstract]
Social security	€ 18,100	€ 6,343		€ 12,094
Tax liabilities	384	448		428
Other debts	510	1,354		440
Deferred revenues	3,204	4,360		2,789
Total	€ 22,197	€ 12,506	[1]	€ 15,751	[1]

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.